S000074124 [Member] Average Annual Total Returns	12 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024 [1]	Dec. 31, 2024
Bloomberg 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.71%		1.39%	1.30%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%		0.99%	2.25%
C000231690 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.93%		1.55%	1.33%
Performance Inception Date		Jan. 26, 2022
C000231692 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.80%		1.36%	1.11%
Performance Inception Date					May 27, 2014
C000231692 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.80%		1.36%	1.10%
Performance Inception Date					May 27, 2014
C000231692 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.96%		1.40%	1.13%
Performance Inception Date					May 27, 2014

[1]	Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Advisor Class through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.